SHARE CAPITAL AND OPTION RESERVES - Stock options (Details)	8 Months Ended		12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) Option $ / shares	Dec. 31, 2022 USD ($) Option Y $ / shares	Dec. 31, 2021 Option $ / shares	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 CAD ($) Option Y $ / shares
Stock options
Share-based compensation		$ 1,807,450	$ 162,628
Share-based compensation capitalized to mineral interests | $			$ 26,173
Number of share options
Balance beginning | Option			716,663	716,663	716,663
Granted | Option			460,003
Balance ending | Option		716,663	1,093,333	716,663	716,663	716,663
Weighted average exercise price
Balance beginning | $ / shares			$ 2.37	$ 2.36
Granted | $ / shares			0.92	0
Balance ending | $ / shares	$ 2.36		$ 1.67	$ 2.37
Volatility			143.18%
Risk-free interest rate			4.09%
Expected life | Y			5.00
Stock option plan
Stock options
Issuance of options on issued and outstanding common shares				10.00%	10.00%
Term of vesting options (in years)				10 years	10 years
Share-based compensation | $		$ 1,807,450
Share-based compensation capitalized to mineral interests | $		$ 293,100
Number of share options
Balance beginning | Option		0	716,663	716,663	716,663
Granted | Option		716,663		0	0
Balance ending | Option		716,663		716,663	716,663	716,663
Weighted average exercise price
Balance beginning | $ / shares		$ 0			$ 3.00
Granted | (per share)	$ 3.00	3.00		$ 0.00
Balance ending | $ / shares		$ 3.00			$ 3.00	$ 3.00
Share price | $ / shares						$ 3.00
Volatility						141.595%
Risk-free interest rate						1.74%
Expected life | Y						10
Expected dividend yield | $						$ 0